Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Segment Information
Schedule of information by segment
	Consumer Products		EV		Biodegradable packaging		Total
	Six months	Six months	Six months	Six months	Six months	Six months	Six months	Six months
	ended	ended	ended	ended	ended	ended	ended	ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Revenue from external customers	$18,828,336	$26,290,353	$104,100	$679,064	$809,273	$—	$19,741,709	$26,969,417
Cost of revenue	14,906,908	21,221,909	40,998	665,540	738,973	—	15,686,879	21,887,449
Gross profit	3,921,428	5,068,444	63,102	13,524	70,300	—	4,054,830	5,081,968
Interest Expenses	204,468	106,978	61,111	—	—	—	265,579	106,978
Depreciation & amortization	114,677	125,705	31,390	79,014	—	—	146,067	204,719
Capital expenditure	440	13,951	184,320	7,928	—	—	184,760	21,879
Segment assets	133,218,575	131,546,807	3,896,852	4,680,964	934,809	—	138,050,236	136,227,771
Segment profit	$2,875,654	$2,788,556	$(443,609)	$(916,312)	(539,521)	—	$1,892,524	$1,872,244

Schedule of long-lived assets, by geographic information about the revenues
	For the six months ended June 30,
	2023	2022
Revenue from China	$19,216,905	$26,969,417
Revenue directly from foreign countries	524,804	—
Total Revenue	$19,741,709	$26,969,417